Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2022 (Unaudited)

COMMON STOCKS — 98.5%
Administrative and Support Services — 0.4%
Baker Hughes Co.	9,957	$251,514
FleetCor Technologies, Inc. (a)	827	175,762
GXO Logistics, Inc. (a)	1,164	51,658
Robert Half International, Inc.	1,185	91,210
Rollins, Inc.	2,553	86,189
		656,333
Air Transportation — 0.0% (d)
Delta Air Lines, Inc. (a)	1,555	48,314
United Airlines Holdings, Inc. (a)	896	31,369
		79,683
Ambulatory Health Care Services — 0.4%
ICON PLC (a)(b)	881	184,860
Laboratory Corp. of America Holdings	1,019	229,550
Quest Diagnostics, Inc.	1,284	160,898
Teladoc Health, Inc. (a)	1,535	47,677
		622,985
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc. (a)	1,228	368,351
VF Corp.	3,856	159,831
		528,182
Beverage and Tobacco Product Manufacturing — 0.2%
Keurig Dr. Pepper, Inc.	9,479	361,339

Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A (a)	228	22,987
Liberty Broadband Corp. - Class C (a)	1,418	144,211
		167,198
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	579	126,141

Chemical Manufacturing — 12.4%
Air Products & Chemicals, Inc.	2,447	617,745
Albemarle Corp.	1,253	335,754
Biogen, Inc. (a)	1,605	313,585
BioMarin Pharmaceutical, Inc. (a)	2,039	181,879
Bio-Techne Corp.	427	141,683
Bristol-Myers Squibb Co.	23,434	1,579,686
Catalent, Inc. (a)	1,884	165,792
CF Industries Holdings, Inc.	2,297	237,648
Church & Dwight Co., Inc.	2,679	224,259
Dow, Inc.	8,051	410,601
DuPont de Nemours, Inc.	5,624	312,919
Eli Lilly & Co.	9,267	2,791,498
FMC Corp.	1,387	149,907
Gilead Sciences, Inc.	13,696	869,285
Horizon Therapeutics PLC (a)(b)	2,478	146,722
International Flavors & Fragrances, Inc.	2,750	303,820
Linde PLC (b)	5,509	1,558,276
Merck & Co., Inc.	27,803	2,373,264
Pfizer, Inc.	62,163	2,811,632
PPG Industries, Inc.	2,604	330,656
Regeneron Pharmaceuticals, Inc. (a)	1,145	665,314
The Estee Lauder Cos., Inc.	2,507	637,731
The Procter & Gamble Co.	26,361	3,636,236
West Pharmaceutical Services, Inc.	814	241,506
Westlake Chemical Corp.	355	35,014
		21,072,412
Clothing and Clothing Accessories Stores — 0.5%
The TJX Cos., Inc.	12,988	809,802

Computer and Electronic Product Manufacturing — 27.4% (c)
Advanced Micro Devices, Inc. (a)	17,722	1,504,066
Agilent Technologies, Inc.	3,307	424,123
Analog Devices, Inc.	5,773	874,783
Apple, Inc.	168,360	26,469,559
Bio-Rad Laboratories, Inc. - Class A (a)	233	113,014
Cisco Systems, Inc.	45,642	2,041,110
Danaher Corp.	7,111	1,919,330
Dell Technologies, Inc.	2,947	112,841
Fortive Corp.	3,809	241,224
GlobalFoundries, Inc. (a)(b)	683	40,857
Hologic, Inc. (a)	2,712	183,223
HP, Inc.	11,642	334,242
IDEXX Laboratories, Inc. (a)	912	317,029
Illumina, Inc. (a)	1,734	349,644
Intel Corp.	45,067	1,438,539
International Business Machines Corp.	9,891	1,270,499
Juniper Networks, Inc.	3,531	100,351
Lam Research Corp.	1,530	670,002
Marvell Technology, Inc.	9,212	431,306
Medtronic PLC (b)	14,781	1,299,546
Micron Technology, Inc.	12,333	697,184
Motorola Solutions, Inc.	1,777	432,540
ON Semiconductor Corp. (a)	4,788	329,271
PerkinElmer, Inc.	1,389	187,598
QUALCOMM, Inc.	12,337	1,631,815
Thermo Fisher Scientific, Inc.	4,297	2,343,240
Trane Technologies PLC (b)	2,571	396,114
Trimble, Inc. (a)	2,751	174,001
Western Digital Corp. (a)	3,458	146,135
Zebra Technologies Corp. (a)	577	174,046
		46,647,232
Construction of Buildings — 0.3%
DR Horton, Inc.	3,567	253,792
Lennar Corp. - Class A	2,809	217,557
Lennar Corp. - Class B	157	9,684
PulteGroup, Inc.	2,612	106,204
		587,237
Couriers and Messengers — 1.3%
FedEx Corp.	2,652	559,068
United Parcel Service, Inc.	8,080	1,571,641
		2,130,709
Data Processing, Hosting and Related Services — 0.4%
Fiserv, Inc. (a)	6,577	665,527

Electrical Equipment, Appliance and Component Manufacturing — 0.3%
Generac Holdings, Inc. (a)	682	150,320
Rockwell Automation, Inc.	1,276	302,335
Whirlpool Corp.	605	94,743
		547,398
Fabricated Metal Product Manufacturing — 0.6%
Emerson Electric Co.	6,529	533,680
Fortune Brands Home & Security, Inc.	1,436	88,213
Nucor Corp.	2,931	389,647
		1,011,540
Food Manufacturing — 1.1%
Archer-Daniels-Midland Co.	6,092	535,426
Bunge Ltd. (b)	1,545	153,218
Mondelez International, Inc. - Class A	15,282	945,345
The JM Smucker Co.	1,157	161,968
		1,795,957
Food Services and Drinking Places — 0.2%
Cintas Corp.	965	392,601

Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	1,702	150,610

Gasoline Stations — 2.0%
Chevron Corp.	21,635	3,419,628

General Merchandise Stores — 0.2%
Burlington Stores, Inc. (a)	719	100,797
Dollar Tree, Inc. (a)	2,301	312,200
		412,997
Health and Personal Care Stores — 1.1%
CVS Health Corp.	14,356	1,409,041
Ulta Beauty, Inc. (a)	567	238,066
Walgreens Boots Alliance, Inc.	7,924	277,815
		1,924,922
Hospitals — 0.0% (d)
Universal Health Services, Inc. - Class B	709	69,369

Machinery Manufacturing — 1.8%
Applied Materials, Inc.	9,624	905,330
Carrier Global Corp.	9,132	357,244
Cummins, Inc.	1,554	334,685
Dover Corp.	1,585	198,062
IDEX Corp.	834	167,809
Ingersoll Rand, Inc.	4,488	212,597
KLA Corp.	1,642	565,061
Pentair PLC (b)	1,811	80,590
Xylem, Inc.	1,973	179,740
		3,001,118
Management of Companies and Enterprises — 1.3%
Abbott Laboratories	18,850	1,934,953
LyondellBasell Industries NV - Class A (b)	2,837	235,471
		2,170,424
Merchant Wholesalers Durable Goods — 1.4%
Copart, Inc. (a)	2,349	281,058
Fastenal Co.	6,360	320,099
Flex Ltd. (a)(b)	5,112	91,045
Genuine Parts Co.	1,483	231,363
Henry Schein, Inc. (a)	1,513	111,069
Johnson Controls International PLC (b)	7,742	419,152
LKQ Corp.	2,917	155,243
TE Connectivity Ltd. (b)	3,557	448,929
WW Grainger, Inc.	497	275,805
		2,333,763
Merchant Wholesalers Nondurable Goods — 0.6%
AmerisourceBergen Corp.	1,641	240,505
Cardinal Health, Inc.	3,009	212,796
McKesson Corp.	1,598	586,466
		1,039,767
Mining (except Oil and Gas) — 0.8%
Freeport-McMoRan, Inc.	15,984	473,126
Martin Marietta Materials, Inc.	681	236,791
Newmont Goldcorp Corp.	8,623	356,647
Southern Copper Corp.	943	44,387
Vulcan Materials Co.	1,407	234,251
		1,345,202
Miscellaneous Manufacturing — 6.0%
3M Co.	6,271	779,799
Align Technology, Inc. (a)	861	209,826
Becton Dickinson and Co.	3,132	790,579
Boston Scientific Corp. (a)	15,784	636,253
DENTSPLY SIRONA, Inc.	2,361	77,370
Edwards Lifesciences Corp. (a)	6,824	614,842
Embecta Corp.	626	19,982
Intuitive Surgical, Inc. (a)	3,955	813,702
Johnson & Johnson	28,939	4,669,018
Peloton Interactive, Inc. - Class A (a)	3,284	33,464
STERIS PLC (b)	889	179,027
Stryker Corp.	3,887	797,612
Teleflex, Inc.	511	115,619
The Cooper Cos., Inc.	528	151,768
Zimmer Biomet Holdings, Inc.	2,314	246,024
Zimvie, Inc. (a)	226	3,440
		10,138,325
Miscellaneous Store Retailers — 0.1%
Tractor Supply Co.	1,230	227,735

Motor Vehicle and Parts Dealers — 0.4%
Advance Auto Parts, Inc.	669	112,820
Sensata Technologies Holding PLC (b)	714	497,744
O'Reilly Automotive, Inc. (a)	1,521	61,266
		671,830
Nonmetallic Mineral Product Manufacturing — 0.2%
Corning, Inc.	8,346	286,435
Mohawk Industries, Inc. (a)	517	57,056
		343,491
Nonstore Retailers — 0.2%
eBay, Inc.	6,188	273,076

Oil and Gas Extraction — 1.6%
Coterra Energy, Inc.	8,782	271,452
Devon Energy Corp.	7,270	513,407
EOG Resources, Inc.	6,461	783,719
Phillips 66	5,208	465,908
Pioneer Natural Resources Co.	2,621	663,690
		2,698,176
Other Information Services — 2.4%
Meta Platforms, Inc. (a)	25,245	4,113,168

Paper Manufacturing — 0.2%
International Paper Co.	4,089	170,184
Packaging Corp. of America	1,016	139,111
Westrock Co.	2,799	113,611
		422,906
Personal and Laundry Services — 0.0% (d)
IAC, Inc. (a)	853	54,822

Petroleum and Coal Products Manufacturing — 3.3%
Exxon Mobil Corp.	46,359	4,431,457
Marathon Petroleum Corp.	5,972	601,679
Valero Energy Corp.	4,500	527,040
		5,560,176
Plastics and Rubber Products Manufacturing — 0.0% (d)
Newell Brands, Inc.	4,167	74,381

Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	1,971	159,099

Professional, Scientific and Technical Services — 2.1%
Amdocs Ltd. (b)	1,351	115,470
AppLovin Corp. - Class A (a)	2,482	61,132
Cognizant Technology Solutions Corp. - Class A	5,753	363,417
Eaton Corp. PLC (b)	4,408	602,309
Exact Sciences Corp. (a)	1,928	68,540
F5, Inc. (a)	662	103,974
Gartner, Inc. (a)	857	244,519
Jack Henry & Associates, Inc.	799	153,568
NortonLifeLock, Inc.	6,233	140,803
Omnicom Group, Inc.	2,247	150,324
Palo Alto Networks, Inc. (a)	1,064	592,446
Paychex, Inc.	3,563	439,460
Paycom Software, Inc. (a)	526	184,731
The Interpublic Group of Cos., Inc.	4,059	112,191
Ubiquiti, Inc.	62	19,244
VMware - Class A	1,891	219,413
		3,571,541
Publishing Industries (except Internet) — 16.8%
Adobe, Inc. (a)	5,184	1,935,913
Akamai Technologies, Inc. (a)	1,747	157,719
ANSYS, Inc. (a)	959	238,120
Autodesk, Inc. (a)	2,406	485,386
Bill.com Holdings, Inc. (a)	1,001	162,042
Cadence Design Systems, Inc. (a)	2,966	515,402
Ceridian HCM Holding, Inc. (a)	1,510	90,056
DocuSign, Inc. (a)	2,075	120,807
Electronic Arts, Inc.	3,092	392,282
Microsoft Corp.	82,389	21,542,252
News Corp. - Class A	4,265	72,164
News Corp. - Class B	1,332	22,964
Okta, Inc. (a)	1,368	125,035
PTC, Inc. (a)	1,161	133,387
salesforce.com, Inc. (a)	10,589	1,653,155
Splunk, Inc. (a)	1,773	159,623
Synopsys, Inc. (a)	1,684	582,698
Tyler Technologies, Inc. (a)	450	167,180
Yandex NV - Class A (a)(b)(e)(f)	3,809	–
ZoomInfo Technologies, Inc. (a)	3,034	137,804
		28,693,989
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0% (d)
Clarivate PLC (a)(b)	4,739	55,304

Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	8,008	491,931

Support Activities for Mining — 1.8%
ConocoPhillips	14,313	1,566,558
Diamondback Energy, Inc.	1,952	260,163
Halliburton Co.	9,926	299,070
Hess Corp.	3,105	375,022
Schlumberger NV (b)	15,441	589,074
		3,089,887
Support Activities for Transportation — 0.6%
Expeditors International of Washington, Inc.	1,836	188,906
JB Hunt Transport Services, Inc.	913	158,880
Norfolk Southern Corp.	2,628	638,946
		986,732
Telecommunications — 0.2%
ResMed, Inc.	1,591	349,893

Transit and Ground Passenger Transportation — 0.4%
Uber Technologies, Inc. (a)	20,895	600,940

Transportation Equipment Manufacturing — 5.2%
Aptiv PLC (a)(b)	2,890	270,013
Autoliv, Inc.	963	74,912
BorgWarner, Inc.	2,636	99,377
Gentex Corp.	2,346	64,022
Lear Corp.	652	90,393
PACCAR, Inc.	3,768	329,738
Tesla, Inc. (a)	27,982	7,712,119
Westinghouse Air Brake Technologies Corp.	1,993	174,686
		8,815,260
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,125	305,336

Utilities — 1.1%
Avangrid, Inc.	781	38,581
Constellation Energy Corp.	3,605	294,132
Exelon Corp.	10,830	475,545
NRG Energy, Inc.	2,607	107,617
Pinnacle West Capital Corp.	1,241	93,509
PPL Corp.	8,215	238,892
Sempra Energy	3,472	572,776
Vistra Corp.	4,707	116,498
		1,937,550
TOTAL COMMON STOCKS (Cost $152,127,737)		167,705,624

Real Estate Investment Trusts (REITs) — 1.0%
Real Estate — 0.8%
Alexandria Real Estate Equities, Inc.	1,784	273,666
Prologis, Inc.	8,170	1,017,247
Regency Centers Corp.	1,891	115,048
		1,405,961
Wood Product Manufacturing — 0.2%
Weyerhaeuser Co.	8,225	280,966
TOTAL REITS (Cost $1,638,656)		1,686,927

TOTAL INVESTMENTS (Cost $153,766,393) — 99.5%		169,392,551
Other assets and liabilities, net — 0.5%		904,047
NET ASSETS — 100.0%		$170,296,598

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Amount is less than 0.05%.
(e)	Value determined based on estimated fair value. The value of this security totals $-, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(f)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $-, which represents 0.0% of total net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2022:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$167,705,624	$-	$-	^	$167,705,624
Real Estate Investment Trusts (REITs)*	1,686,927	-	-		1,686,927
Total Investments - Assets	$169,392,551	$-	$-		$169,392,551

* See the Schedule of Investments for industry classifications.
^ The Fund held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.